Related Party Transactions (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Convertible loan	¥ 10,465	$ 1,434	¥ 10,465
Beijing OrionStar [Member] | Convertible Loan [Member]
Related Party Transaction [Line Items]
Convertible loan	¥ 49,192	$ 6,739